Investments - Fair Value of Investments (Details) - USD ($) $ in Millions	Mar. 31, 2024	Dec. 31, 2023
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3))
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 3,254.5	$ 3,271.4
Unrealized gains	11.0	22.4
Unrealized losses	(38.4)	(48.9)
Fair value	3,227.1	3,244.9
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	688.5	692.4
Unrealized gains	1.1	4.1
Unrealized losses	(5.7)	(9.8)
Fair value	683.9	686.7
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Agencies
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	16.3	16.2
Unrealized gains	0.0	0.1
Unrealized losses	(0.2)	(0.1)
Fair value	16.1	16.2
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Non-U.S. government
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	67.8	77.6
Unrealized gains	0.0	0.2
Unrealized losses	(1.7)	(1.8)
Fair value	66.1	76.0
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	1,778.2	1,798.4
Unrealized gains	7.0	14.7
Unrealized losses	(19.7)	(25.8)
Fair value	1,765.5	1,787.3
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Residential mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	240.1	192.0
Unrealized gains	1.4	2.0
Unrealized losses	(6.6)	(5.8)
Fair value	234.9	188.2
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Commercial mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	51.3	53.1
Unrealized gains	0.0	0.0
Unrealized losses	(1.5)	(2.0)
Fair value	49.8	51.1
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Other asset backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	412.3	441.7
Unrealized gains	1.5	1.3
Unrealized losses	(3.0)	(3.6)
Fair value	410.8	439.4
Short-term investments, available-for-sale, at fair value (amortized cost: $76.3, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil))
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	76.3	49.0
Unrealized gains	0.0	0.0
Unrealized losses	0.0	0.0
Fair value	76.3	49.0
Short-term investments, available-for-sale, at fair value (amortized cost: $76.3, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil)) | U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	76.3	49.0
Unrealized gains	0.0	0.0
Unrealized losses	0.0	0.0
Fair value	$ 76.3	$ 49.0